Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Abstract]
Investments in associates and joint ventures
8 Investments in associates and joint ventures

Investments in associates and joint ventures
2018	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	30	776	991	23,494	20,884	1,055	722
Other investments in associates and joint ventures			212
			1,203

Investments in associates and joint ventures
2017	Interestheld (%)	Fair valueof listedinvest-ments	Balancesheetvalue	Totalassets	Totalliabilities	Totalincome	Totalexpenses
TMB Public Company Limited	30	1,006	877	21,251	19,004	711	507
Other investments in associates and joint ventures			211
			1,088

TMB Public Company Limited (TMB) is an associate in which ING Group holds a 30% ownership interest. TMB is a financial institution providing products and services to Wholesale, Small and Medium Enterprise (SME), and Retail customers. TMB is domiciled in Bangkok, Thailand and is listed on the Stock Exchange of Thailand (SET).

Other investments in associates and joint ventures are mainly financial services and financial technology funds or vehicles operating predominantly in Europe.

ING Group does not hold any interests in Investments in Associates and joint ventures that are individually significant to ING Group. Other investments in associates and joint ventures represents a large number of associates and joint ventures with an individual statement of financial position value of less than EUR 50 million.

Significant influence for associates in which the interest held is below 20%, is based on the combination of ING Group’s financial interest and other arrangements, such as participation in the Board of Directors.

The reporting dates of certain associates and joint ventures can differ from the reporting date of the Group, but by no more than three months.

Accumulated impairments of EUR 15 million (2017: EUR 33 million) have been recognised. The values presented in the tables above could differ from the values presented in the individual financial statements of the associates and joint ventures, due to the fact that the individual values have been brought in line with ING Group’s accounting principles. Where the listed fair value is lower than the statement of financial position value, an impairment review and an evaluation of the going concern basis has been performed.

The associates and joint ventures of ING are subject to legal and regulatory restrictions regarding the amount of dividends it can pay to ING. These restrictions are for example dependant on the laws in the country of incorporation for declaring dividends or as a result of minimum capital requirements that are imposed by industry regulators in the countries in which the associates and joint ventures operate. In addition, the associates and joint ventures also consider other factors in determining the appropriate levels of equity needed. These factors and limitations include, but are not limited to, rating agency and regulatory views, which can change over time.

Changes in Investments in associates and joint ventures
	2018	2017
Opening balance	1,088	1,141
Effect of changes in accounting policy	–28
Additions	97	79
Transfers to and from Investments/Other assets and liabilities	5	–1
Revaluations	–2	–8
Share of results	146	178
Dividends received	–30	–32
Disposals	–116	–245
Impairments	–3
Exchange rate differences	47	–24
Closing balance	1,203	1,088

In 2018, Share of results from associates and joint ventures of EUR 146 million as presented in the statement of profit or loss and the table above, is mainly attributable to results of TMB of EUR 117 million.

In 2017, Share of results from associates and joint ventures of EUR 178 million as presented in the statement of profit or loss and the table above, is mainly attributable to results of TMB, EUR 67 million and a gain of EUR 97 million on the sale of shares in Appia Group Ltd UK.

In 2017, Disposals of EUR 245 million is mainly attributable to the sale of Appia Group Ltd UK of EUR 146 million.